Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2016

A.	DATES	Begin	End	# days

1	Payment Date		4/15/2016
2	Collection Period	3/1/2016	3/31/2016	31
3	Monthly Interest Period-Actual	3/15/2016	4/14/2016	31
4	Monthly Interest - Scheduled	3/15/2016	4/14/2016	30

B.	SUMMARY

					Principal Payment
			Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes		110,000,000.00	-	-	-	-	-	-
6	Class A-2a Notes		179,000,000.00	-	-	-	-	-	-
7	Class A-2b Notes		164,000,000.00	-	-	-	-	-	-
8	Class A-3 Notes		215,000,000.00	0.00	-	-	-	-	-
9	Class A-4 Notes		85,170,000.00	80,084,574.32	-	-	44,477,026.24	35,607,548.08	0.4180762
10	Total Class A Notes		753,170,000.00	80,084,574.32	0.00	0.00	44,477,026.24	35,607,548.08
11	Class B Notes		30,040,000.00	30,040,000.00	-	-	-	30,040,000.00	1.0000000

12	Total Notes		$783,210,000.00	110,124,574.32	$0.00	$0.00	$44,477,026.24	65,647,548.08

	Overcollateralization
13	Exchange Note		89,663,305.03	23,699,815.09				19,252,112.47
14	Series 2013-A Notes		23,759,745.31	103,173,761.53				107,621,464.15

15	Total Overcollateralization		113,423,050.34	126,873,576.62				126,873,576.62
16	Total Target Overcollateralization		$126,873,576.62	126,873,576.62				126,873,576.62

					Per $1000	Principal	Per $1000	Interest
	One-Month LIBOR		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.25000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.73000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	0.43620%	0.75620%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		1.10000%	0.00	0.0000000	0.00	0.0000000	0.00
21	Class A-4 Notes		1.40000%	93,432.00	1.0970060	44,477,026.24	522.2147028	0.00
22	Total Class A Notes			93,432.00	0.1240517	44,477,026.24	59.0531039	0.00
23	Class B Notes		1.64000%	41,054.67	1.3666668	0.00	0.0000000	0.00

24	Totals			134,486.67	0.1717121	44,477,026.24	56.7881235	0.00

		Initial Balance		Beginning Balance				Ending Balance
25	Exchange Note Balance		806,969,745.31	213,298,335.85				173,269,012.23

	Reference Pool Balance Data			Initial	Current
26	Discount Rate			3.50%	3.50%
27	Aggregate Securitization Value			896,633,050.34	192,521,124.70
28	Aggregate Base Residual Value (Not Discounted)			613,408,065.00	186,751,238.02

	Turn-in Units			Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month			2,873	7,742,043.02
30	Turn-in Ratio on Scheduled Terminations					63.00%

				Units	Securitization Value
31	Securitization Value — Beginning of Period			15,120	236,998,150.94
32	Depreciation/Payments				(2,504,042.86)
33	Gross Credit Losses			(32)	(547,333.70)
34	Early Terminations — Regular			(2)	(45,993.23)
35	Scheduled Terminations — Returned			(2,126)	(30,485,590.81)
36	Payoff Units & Lease Reversals			(644)	(10,894,065.64)
37	Repurchased Leases			-	-

38	Securitization Value - End of Period			12,316	192,521,124.70

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2016

C.	SERVICING FEE

39	Servicing Fee Due				197,498.46

40	Unpaid Servicing Fees - Prior Collection Periods				0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(30,046.86)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)				4,483,165.25
43	Beginning Reserve Account Balance				4,483,165.25
44	Ending Reserve Account Balance				4,483,165.25

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	10,204	99.06%	161,783,023.06
46	31 - 60 Days Delinquent	78	0.76%	1,221,061.45
47	61 - 90 Days Delinquent	13	0.12%	209,421.95
48	91 - 120 Days Delinquent	6	0.06%	78,457.13
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	10,301	100.00%	163,291,963.59

51	Prepayment Speed (1 Month)		1.94%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	2,128	30,531,584.04
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(29,870,771.52)
54	Less: Excess Wear and Tear Received in Current Period		(78,693.25)
55	Less: Excess Mileage Received in Current Period		(80,171.43)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		501,947.84

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		2.54%
58	Prior Period Net Residual Losses/(Gains) Ratio		4.34%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		2.37%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		0.04%
61	Four Month Average		2.32%

62	Beginning Cumulative Net Residual Losses		1,526,384.58
63	Current Period Net Residual Losses		501,947.84

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		2,028,332.42

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.23%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	32	547,333.70
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(447,806.48)

68	Current Period Net Credit Losses/(Gains)		99,527.22

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.50%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.33%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.26%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.47%
73	Four Month Average		0.39%

74	Beginning Cumulative Net Credit Losses		4,960,360.76
75	Current Period Net Credit Losses		99,527.22

76	Ending Cumulative Net Credit Losses		5,059,887.98

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.56%

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2016

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

78	Lease Payments Received	3,669,983.99
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	29,985,404.15
80	Liquidation Proceeds, Recoveries & Expenses	374,831.97
81	Insurance Proceeds	72,974.51
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	44,232.05
83	Payoff Payments	12,741,176.57
84	All Other Payments Received	-

85	Collected Amounts	46,888,603.24

86	Investment Earnings on Collection Account	13,047.26

87	Total Collected Amounts, prior to Servicer Advances	46,901,650.50

88	Servicer Advance	0.00

89	Total Collected Amounts - Available for Distribution	46,901,650.50

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	197,498.46
91	Interest on the Exchange Note - to the Trust Collection Account	291,507.73
92	Principal on the Exchange Note - to the Trust Collection Account	40,029,323.62
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,280,262.67
94	Remaining Funds Payable to Trust Collection Account	4,103,058.02

95	Total Distributions	46,901,650.50

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	46,704,152.04

97	Investment Earnings on Reserve Account	1,520.20

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	46,705,672.24

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	9,874.92
101	Class A Noteholders' Interest Distributable Amount	93,432.00
102	Noteholders' First Priority Principal Distributable Amount	-
103	Class B Noteholders' Interest Distributable Amount	41,054.67
104	Noteholders' Second Priority Principal Distributable Amount	-
105	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
106	Noteholders' Regular Principal Distributable Amount	44,477,026.24
107	Remaining Funds Payable to Certificate holder	2,084,284.41
108	Total Distributions	46,705,672.24